UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Index Fund

Investor Class (TRMNX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$14	0.27%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$180,403
Number of Portfolio Holdings	511

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.6%
Financials	17.8
Industrials & Business Services	17.6
Consumer Discretionary	12.1
Health Care	8.4
Materials	5.4
Communication Services	5.3
Real Estate	4.9
Energy	4.4
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management	1.4%
Marvell Technology	1.4
CRH	1.2
Palantir Technologies	1.2
Workday	1.1
Spotify Technology	1.1
Coinbase Global	1.0
Trade Desk	1.0
Snowflake	1.0
NU Holdings	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F32-053 8/24

Mid-Cap Index Fund

Investor Class (TRMNX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Index Fund

I Class (TRMSX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$7	0.14%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$180,403
Number of Portfolio Holdings	511

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.6%
Financials	17.8
Industrials & Business Services	17.6
Consumer Discretionary	12.1
Health Care	8.4
Materials	5.4
Communication Services	5.3
Real Estate	4.9
Energy	4.4
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management	1.4%
Marvell Technology	1.4
CRH	1.2
Palantir Technologies	1.2
Workday	1.1
Spotify Technology	1.1
Coinbase Global	1.0
Trade Desk	1.0
Snowflake	1.0
NU Holdings	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F534-053 8/24

Mid-Cap Index Fund

I Class (TRMSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Mid-Cap Index Fund

Z Class (TRSZX)

This semi-annual shareholder report contains important information about Mid-Cap Index Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$180,403
Number of Portfolio Holdings	511

Portfolio Turnover Rate	19.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.6%
Financials	17.8
Industrials & Business Services	17.6
Consumer Discretionary	12.1
Health Care	8.4
Materials	5.4
Communication Services	5.3
Real Estate	4.9
Energy	4.4
Other	4.5

Top Ten Holdings (as a % of Net Assets)

Apollo Global Management	1.4%
Marvell Technology	1.4
CRH	1.2
Palantir Technologies	1.2
Workday	1.1
Spotify Technology	1.1
Coinbase Global	1.0
Trade Desk	1.0
Snowflake	1.0
NU Holdings	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1261-053 8/24

Mid-Cap Index Fund

Z Class (TRSZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMNX Mid-Cap Index Fund
TRMSX Mid-Cap Index Fund–
.
I Class
TRSZX Mid-Cap Index Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 17 .65 $ 13 .72 $ 19 .55 $ 18 .37 $ 13 .47 $ 11 .00
Investment
activities
Net investment
income
(1)(2)
0 .07 0 .15 0 .16 0 .13 0 .11 0 .14
Net realized and
unrealized gain/
loss 0 .75 3 .91 ( 5 .74 ) 1 .82 5 .43 3 .09
Total from
investment
activities 0 .82 4 .06 ( 5 .58 ) 1 .95 5 .54 3 .23
Distributions
Net investment
income — ( 0 .13 ) ( 0 .14 ) ( 0 .11 ) ( 0 .11 ) ( 0 .16 )
Net realized gain — — ( 0 .11 ) ( 0 .66 ) ( 0 .53 ) ( 0 .60 )
Total distributions — ( 0 .13 ) ( 0 .25 ) ( 0 .77 ) ( 0 .64 ) ( 0 .76 )
NET ASSET
VALUE
End of period $ 18 .47 $ 17 .65 $ 13 .72 $ 19 .55 $ 18 .37 $ 13 .47

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
4 .65% 29 .65% ( 28 .63 ) % 10 .69% 41 .29% 29 .50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .31%
(4)
0 .35% 2 .54% 1 .46% 3 .14% 3 .21%
Net expenses
after waivers/
payments by
Price Associates 0 .27%
(4)
0 .27% 0 .27% 0 .30% 0 .31% 0 .30%
Net investment
income 0 .77%
(4)
0 .99% 1 .00% 0 .69% 0 .75% 1 .09%
Portfolio turnover
rate 19 .9% 29 .5% 23 .4% 34 .7% 38 .3% 26 .6%
Net assets, end
of period (in
thousands) $224 $214 $166 $237 $8,724 $6,400
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 17 .70 $ 13 .75 $ 19 .60 $ 18 .42 $ 13 .49 $ 11 .00
Investment
activities
Net investment
income
(1)(2)
0 .08 0 .17 0 .18 0 .18 0 .12 0 .16
Net realized and
unrealized gain/
loss 0 .75 3 .93 ( 5 .76 ) 1 .79 5 .45 3 .09
Total from
investment
activities 0 .83 4 .10 ( 5 .58 ) 1 .97 5 .57 3 .25
Distributions
Net investment
income — ( 0 .15 ) ( 0 .16 ) ( 0 .13 ) ( 0 .11 ) ( 0 .16 )
Net realized gain — — ( 0 .11 ) ( 0 .66 ) ( 0 .53 ) ( 0 .60 )
Total distributions — ( 0 .15 ) ( 0 .27 ) ( 0 .79 ) ( 0 .64 ) ( 0 .76 )
NET ASSET
VALUE
End of period $ 18 .53 $ 17 .70 $ 13 .75 $ 19 .60 $ 18 .42 $ 13 .49

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
4 .69% 29 .87% ( 28 .57 ) % 10 .77% 41 .45% 29 .69%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .33%
(4)
0 .40% 0 .44% 0 .56% 3 .06% 3 .10%
Net expenses
after waivers/
payments by
Price Associates 0 .14%
(4)
0 .14% 0 .14% 0 .16% 0 .18% 0 .17%
Net investment
income 0 .90%
(4)
1 .12% 1 .15% 0 .86% 0 .88% 1 .22%
Portfolio turnover
rate 19 .9% 29 .5% 23 .4% 34 .7% 38 .3% 26 .6%
Net assets, end
of period (in
thousands) $119,193 $114,837 $80,256 $90,604 $460 $337
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 17 .71 $ 13 .75 $ 19 .60 $ 18 .41 $ 9 .05
Investment activities
Net investment income
(2)(3)
0 .10 0 .20 0 .21 0 .22 0 .11
Net realized and unrealized
gain/loss 0 .74 3 .93 ( 5 .77 ) 1 .79 9 .89
Total from investment activities 0 .84 4 .13 ( 5 .56 ) 2 .01 10 .00
Distributions
Net investment income — ( 0 .17 ) ( 0 .18 ) ( 0 .16 ) ( 0 .11 )
Net realized gain — — ( 0 .11 ) ( 0 .66 ) ( 0 .53 )
Total distributions — ( 0 .17 ) ( 0 .29 ) ( 0 .82 ) ( 0 .64 )
NET ASSET VALUE
End of period $ 18 .55 $ 17 .71 $ 13 .75 $ 19 .60 $ 18 .41
Ratios/Supplemental Data
Total return
(3)(4)
4 .74% 30 .09% ( 28 .47 ) % 11 .00% 110 .74%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .29%
(5)
0 .32% 0 .40% 0 .60% 3 .07%
(5)
Net expenses after waivers/
payments by Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .01% 0 .00%
(5)
Net investment income 1 .07%
(5)
1 .31% 1 .37% 1 .09% 1 .00%
(5)
Portfolio turnover rate 19 .9% 29 .5% 23 .4% 34 .7% 38 .3%
Net assets, end of period (in
thousands) $60,986 $37,136 $11,404 $1,132 $204
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  5.3%
Diversified Telecommunication Services  0.4%
Frontier Communications Parent (1) 10,314 270
GCI Liberty, Class A, EC (1)(2) 203 —
Iridium Communications  5,034 134
Liberty Global, Class A (1) 6,968 121
Liberty Global, Class C (1) 7,228 129
654
Entertainment  2.4%
Liberty Media Corp-Liberty Formula One, Class A (1) 974 62
Liberty Media Corp-Liberty Formula One, Class C (1) 8,232 591
Liberty Media Corp-Liberty Live, Class A (1) 824 31
Liberty Media Corp-Liberty Live, Class C (1) 1,950 75
Madison Square Garden Sports (1) 781 147
Playtika Holding  3,158 25
ROBLOX, Class A (1) 21,410 797
Roku (1) 5,309 318
Spotify Technology (1) 6,100 1,914
TKO Group Holdings  3,330 360
4,320
Interactive Media & Services  0.9%
IAC (1) 3,125 146
Pinterest, Class A (1) 24,881 1,097
TripAdvisor (1) 4,533 81
Trump Media & Technology Group (1) 2,421 79
ZoomInfo Technologies (1) 13,110 167
1,570
Media  1.6%
Liberty Broadband, Class A (1) 694 38
Liberty Broadband, Class C (1) 4,636 254
Liberty Media Corp-Liberty SiriusXM (1) 6,193 137
Liberty Media Corp-Liberty SiriusXM, Class A (1) 2,981 66
New York Times, Class A  6,754 346
Nexstar Media Group  1,308 217
Sirius XM Holdings (3) 25,679 73
Trade Desk, Class A (1) 18,573 1,814
2,945
Total Communication Services 9,489

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  12.1%
Automobile Components  0.4%
Gentex  9,718 328
Lear  2,371 271
QuantumScape (1) 14,724 72
671
Automobiles  0.5%
Harley-Davidson  5,083 170
Lucid Group (1)(3) 37,891 99
Rivian Automotive, Class A (1) 34,685 465
Thor Industries  2,136 200
934
Broadline Retail  1.0%
Coupang (1) 48,668 1,019
Dillard's, Class A  129 57
Kohl's  4,640 107
Macy's  11,505 221
Nordstrom (3) 4,202 89
Ollie's Bargain Outlet Holdings (1) 2,561 251
1,744
Diversified Consumer Services  0.9%
ADT  11,924 91
Bright Horizons Family Solutions (1) 2,421 266
Duolingo (1) 1,541 322
Grand Canyon Education (1) 1,228 172
H&R Block  5,830 316
Service Corp International  5,992 426
1,593
Hotels, Restaurants & Leisure  3.8%
Aramark  11,001 374
Boyd Gaming  2,884 159
Cava Group (1) 3,188 296
Choice Hotels International  1,208 144
Churchill Downs  2,927 409
DoorDash, Class A (1) 14,592 1,587
DraftKings, Class A (1) 18,673 713
Dutch Bros, Class A (1) 3,846 159
Hyatt Hotels, Class A  1,839 279
Light & Wonder (1) 3,791 398
Marriott Vacations Worldwide  1,462 128
Penn Entertainment (1) 6,329 122

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Planet Fitness, Class A (1) 3,656 269
Texas Roadhouse  2,801 481
Travel + Leisure  2,876 129
Vail Resorts  1,595 287
Wendy's  7,247 123
Wingstop  1,232 521
Wyndham Hotels & Resorts  3,295 244
6,822
Household Durables  1.1%
Leggett & Platt  5,586 64
Newell Brands  17,531 112
SharkNinja  2,780 209
Tempur Sealy International  7,048 334
Toll Brothers  4,358 502
TopBuild (1) 1,334 514
Whirlpool  2,222 227
1,962
Leisure Products  0.4%
Brunswick  2,836 206
Mattel (1) 14,393 234
Polaris  2,193 172
YETI Holdings (1) 3,578 137
749
Specialty Retail  3.0%
Advance Auto Parts  2,500 158
AutoNation (1) 1,082 173
Burlington Stores (1) 2,664 639
Carvana (1) 4,430 570
Dick's Sporting Goods  2,391 514
Five Below (1) 2,283 249
Floor & Decor Holdings, Class A (1) 4,410 438
GameStop, Class A (1) 11,307 279
Gap  8,432 202
Lithia Motors  1,138 287
Murphy USA  791 371
Penske Automotive Group  775 116
RH (1) 625 153
Valvoline (1) 5,426 234
Wayfair, Class A (1)(3) 3,908 206
Williams-Sonoma  2,673 755
5,344

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods  1.0%
Amer Sports (1) 5,088 64
Birkenstock Holding (1)(3) 1,060 58
Capri Holdings (1) 4,766 158
Carter's  1,506 93
Columbia Sportswear  1,397 110
Crocs (1) 2,498 365
PVH  2,406 255
Skechers USA, Class A (1) 5,678 392
Under Armour, Class A (1) 7,926 53
Under Armour, Class C (1) 8,132 53
VF  14,700 198
1,799
Total Consumer Discretionary 21,618
CONSUMER STAPLES  3.2%
Beverages  0.4%
Boston Beer, Class A (1) 382 117
Celsius Holdings (1) 7,428 424
Coca-Cola Consolidated  247 268
809
Consumer Staples Distribution & Retail  1.5%
Albertsons, Class A  17,557 347
BJ's Wholesale Club Holdings (1) 5,542 487
Casey's General Stores  1,555 593
Grocery Outlet Holding (1) 4,071 90
Maplebear (1) 7,281 234
Performance Food Group (1) 6,420 424
U.S. Foods Holding (1) 9,624 510
2,685
Food Products  0.7%
Darling Ingredients (1) 6,660 245
Flowers Foods  7,873 175
Freshpet (1) 1,952 252
Ingredion  2,752 316
Pilgrim's Pride (1) 1,732 67
Post Holdings (1) 2,075 216
Seaboard  10 31
1,302
Household Products  0.1%
Reynolds Consumer Products  2,284 64

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Spectrum Brands Holdings  1,231 106
170
Personal Care Products  0.5%
BellRing Brands (1) 5,474 313
Coty, Class A (1) 16,528 166
elf Beauty (1) 2,222 468
947
Total Consumer Staples 5,913
ENERGY  4.4%
Energy Equipment & Services  0.6%
NOV  16,543 315
TechnipFMC  18,019 471
Weatherford International (1) 3,031 371
1,157
Oil, Gas & Consumable Fuels  3.8%
Antero Midstream  14,240 210
Antero Resources (1) 12,187 398
Cheniere Energy  9,650 1,687
Chesapeake Energy  5,514 453
Chord Energy  2,596 435
Civitas Resources  4,198 290
DT Midstream  4,079 290
HF Sinclair  6,806 363
Matador Resources  4,938 294
New Fortress Energy (3) 2,735 60
Ovintiv  11,269 528
Permian Resources  26,383 426
Range Resources  9,960 334
Southwestern Energy (1) 46,079 310
Texas Pacific Land  789 580
Viper Energy  3,836 144
6,802
Total Energy 7,959
FINANCIALS  17.8%
Banks  3.9%
Bank OZK  4,464 183
BOK Financial  953 87
Columbia Banking System  8,759 174
Comerica  5,569 284
Commerce Bancshares  5,005 279
Cullen/Frost Bankers  2,470 251

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
East West Bancorp  5,796 425
First Citizens BancShares, Class A  504 849
First Hawaiian  5,351 111
First Horizon  22,933 362
FNB  14,943 204
NU Holdings, Class A (1) 133,847 1,725
Pinnacle Financial Partners  3,184 255
Popular  2,996 265
Prosperity Bancshares  3,768 230
Synovus Financial  6,131 246
TFS Financial  2,186 28
Webster Financial  7,170 313
Western Alliance Bancorp  4,510 283
Wintrust Financial  2,575 254
Zions Bancorp  6,075 264
7,072
Capital Markets  5.1%
Affiliated Managers Group  1,342 210
Ares Management, Class A  7,492 998
Blue Owl Capital  20,851 370
Carlyle Group  9,198 369
Coinbase Global, Class A (1) 8,302 1,845
Evercore, Class A  1,506 314
Houlihan Lokey  2,160 291
Interactive Brokers Group, Class A  4,364 535
Janus Henderson Group  5,429 183
Jefferies Financial Group  7,567 376
Lazard  4,598 176
LPL Financial Holdings  3,127 873
Morningstar  1,121 332
Robinhood Markets, Class A (1) 27,904 634
SEI Investments  4,246 275
Stifel Financial  4,170 351
TPG  3,568 148
Tradeweb Markets, Class A  4,877 517
Virtu Financial, Class A  3,466 78
XP, Class A  17,230 303
9,178
Consumer Finance  0.7%
Ally Financial  11,531 457
Credit Acceptance (1) 261 134
OneMain Holdings  4,741 230
SLM  9,165 191

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SoFi Technologies (1)(3) 42,900 284
1,296
Financial Services  4.0%
Affirm Holdings (1) 9,569 289
Apollo Global Management  21,928 2,589
Block (1) 23,343 1,505
Corebridge Financial  10,740 313
Equitable Holdings  13,727 561
Euronet Worldwide (1) 1,815 188
MGIC Investment  11,207 241
Rocket, Class A (1) 5,931 81
Shift4 Payments, Class A (1)(3) 2,547 187
Toast, Class A (1) 18,699 482
UWM Holdings (3) 4,060 28
Voya Financial  4,257 303
Western Union  14,204 174
WEX (1) 1,753 311
7,252
Insurance  3.5%
American Financial Group  3,015 371
Assured Guaranty  2,226 172
Axis Capital Holdings  3,261 230
Brighthouse Financial (1) 2,593 112
CNA Financial  922 43
Fidelity National Financial  10,903 539
First American Financial  4,197 227
Hanover Insurance Group  1,499 188
Kemper  2,544 151
Kinsale Capital Group  925 356
Lincoln National  7,147 222
Markel Group (1) 539 849
Old Republic International  10,583 327
Primerica  1,451 343
Reinsurance Group of America  2,759 566
RenaissanceRe Holdings  2,178 487
RLI  1,740 245
Ryan Specialty Holdings  4,298 249
Unum Group  8,017 410
White Mountains Insurance Group  104 189
6,276
Mortgage Real Estate Investment Trusts  0.6%
AGNC Investment, REIT (3) 29,162 278

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Annaly Capital Management, REIT  21,024 401
Rithm Capital, REIT  20,281 221
Starwood Property Trust, REIT  12,451 236
1,136
Total Financials 32,210
HEALTH CARE  8.4%
Biotechnology  3.3%
Alnylam Pharmaceuticals (1) 5,306 1,289
Apellis Pharmaceuticals (1) 4,387 168
BioMarin Pharmaceutical (1) 7,933 653
Cerevel Therapeutics Holdings (1) 2,897 119
Exact Sciences (1) 7,664 324
Exelixis (1) 12,026 270
GRAIL (1) 1,213 19
Ionis Pharmaceuticals (1) 6,093 290
Natera (1) 4,755 515
Neurocrine Biosciences (1) 4,190 577
Roivant Sciences (1) 14,725 156
Sarepta Therapeutics (1) 3,805 601
Ultragenyx Pharmaceutical (1) 3,666 151
United Therapeutics (1) 1,834 584
Viking Therapeutics (1) 4,418 234
5,950
Health Care Equipment & Supplies  0.8%
DENTSPLY SIRONA  8,695 217
Enovis (1) 2,284 103
Envista Holdings (1) 7,219 120
Globus Medical, Class A (1) 4,703 322
Inspire Medical Systems (1) 1,250 167
Masimo (1) 1,799 227
Penumbra (1) 1,549 279
QuidelOrtho (1) 2,264 75
1,510
Health Care Providers & Services  1.0%
Acadia Healthcare (1) 3,822 258
Amedisys (1) 1,346 123
Chemed  623 338
Encompass Health  4,157 357
Premier, Class A  5,001 93
R1 RCM (1) 6,590 83
Tenet Healthcare (1) 4,073 542
1,794

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.7%
Certara (1) 5,052 70
Doximity, Class A (1) 5,031 141
Veeva Systems, Class A (1) 6,198 1,134
1,345
Life Sciences Tools & Services  1.7%
10X Genomics, Class A (1) 4,287 83
Avantor (1) 28,498 604
Azenta (1) 2,302 121
Bruker  4,405 281
Fortrea Holdings (1) 3,758 88
Illumina (1) 6,693 699
Medpace Holdings (1) 1,065 439
QIAGEN  9,281 381
Repligen (1) 2,340 295
Sotera Health (1) 5,276 63
3,054
Pharmaceuticals  0.9%
Elanco Animal Health (1) 20,683 298
Intra-Cellular Therapies (1) 4,324 296
Jazz Pharmaceuticals (1) 2,556 273
Organon  10,808 224
Perrigo  5,693 146
Royalty Pharma, Class A  16,443 434
1,671
Total Health Care 15,324
INDUSTRIALS & BUSINESS SERVICES  17.6%
Aerospace & Defense  1.5%
BWX Technologies  3,830 364
Curtiss-Wright  1,602 434
HEICO  1,851 414
HEICO, Class A  3,412 606
Hexcel  3,475 217
Loar Holdings (1) 435 23
Spirit AeroSystems Holdings, Class A (1) 4,871 160
Woodward  2,499 436
2,654
Air Freight & Logistics  0.1%
GXO Logistics (1) 4,931 249
249

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products  2.4%
AAON  2,869 250
Advanced Drainage Systems  2,791 448
Armstrong World Industries  1,825 207
AZEK (1) 6,031 254
Carlisle  1,999 810
Fortune Brands Innovations  5,239 340
Hayward Holdings (1) 5,989 74
Lennox International  1,346 720
Owens Corning  3,624 630
Simpson Manufacturing  1,780 300
Trex (1) 4,553 337
4,370
Commercial Services & Supplies  1.2%
Clean Harbors (1) 2,165 490
MSA Safety  1,554 292
RB Global  7,693 587
Stericycle (1) 3,872 225
Tetra Tech  2,239 458
Vestis  5,656 69
2,121
Construction & Engineering  1.7%
AECOM  5,702 503
API Group (1) 9,555 359
Comfort Systems USA  1,476 449
EMCOR Group  1,953 713
MasTec (1) 2,632 282
MDU Resources  8,532 214
Valmont Industries  836 229
WillScot Mobile Mini Holdings (1) 7,759 292
3,041
Electrical Equipment  1.5%
Acuity Brands  1,293 312
nVent Electric  6,940 532
Regal Rexnord  2,788 377
Sensata Technologies Holding  6,277 235
Vertiv Holdings, Class A  15,044 1,302
2,758
Ground Transportation  1.4%
Avis Budget Group  722 75
Knight-Swift Transportation Holdings  6,574 328
Landstar System  1,494 276

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lyft, Class A (1) 15,166 214
Ryder System  1,810 224
Saia (1) 1,112 527
Schneider National, Class B  1,972 48
U-Haul Holding (1)(3) 339 21
U-Haul Holding, Non-Voting  4,213 253
XPO (1) 4,802 510
2,476
Machinery  2.9%
AGCO  2,614 256
Allison Transmission Holdings  3,671 279
CNH Industrial  36,678 372
Crane  2,054 298
Donaldson  5,044 361
Esab  2,375 224
Flowserve  5,516 265
Gates Industrial (1) 8,403 133
Graco  7,027 557
ITT  3,461 447
Lincoln Electric Holdings  2,318 437
Middleby (1) 2,237 274
Oshkosh  2,740 296
RBC Bearings (1) 1,194 322
Timken  2,714 218
Toro  4,387 410
5,149
Marine Transportation  0.2%
Kirby (1) 2,437 292
292
Passenger Airlines  0.1%
Alaska Air Group (1) 5,271 213
213
Professional Services  2.6%
Booz Allen Hamilton Holding  5,380 828
CACI International, Class A (1) 927 399
Clarivate (1)(3) 17,149 97
Concentrix  2,024 128
Dun & Bradstreet Holdings  12,553 116
FTI Consulting (1) 1,477 318
Genpact  7,379 237
KBR  5,591 359
ManpowerGroup  2,008 140

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Parsons (1) 1,921 157
Paycor HCM (1) 3,057 39
Paylocity Holding (1) 1,841 243
Robert Half  4,293 275
Science Applications International  2,146 252
SS&C Technologies Holdings  9,029 566
TransUnion  8,153 605
4,759
Trading Companies & Distributors  2.0%
Air Lease  4,381 208
Core & Main, Class A (1) 6,970 341
Ferguson  8,501 1,646
MSC Industrial Direct, Class A  1,927 153
SiteOne Landscape Supply (1) 1,873 227
Watsco  1,452 673
WESCO International  1,832 291
3,539
Total Industrials & Business Services 31,621
INFORMATION TECHNOLOGY  19.6%
Communications Equipment  0.3%
Ciena (1) 6,047 291
Lumentum Holdings (1) 2,803 143
Ubiquiti  193 28
462
Electronic Equipment, Instruments & Components  1.3%
Arrow Electronics (1) 2,262 273
Avnet  3,771 194
Cognex  7,221 338
Coherent (1) 5,554 402
Crane NXT  2,059 126
IPG Photonics (1) 1,194 101
Littelfuse  1,025 262
TD SYNNEX  3,181 367
Vontier  6,487 248
2,311
IT Services  3.1%
Amdocs  4,812 380
Cloudflare, Class A (1) 12,600 1,043
DXC Technology (1) 7,622 145
Globant (1) 1,766 315
Kyndryl Holdings (1) 9,551 251

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MongoDB (1) 2,861 715
Okta (1) 6,493 608
Snowflake, Class A (1) 13,286 1,795
Twilio, Class A (1) 7,317 416
5,668
Semiconductors & Semiconductor Equipment  3.4%
Allegro MicroSystems (1) 3,159 89
Amkor Technology  4,736 189
Astera Labs (1) 925 56
Cirrus Logic (1) 2,258 288
Entegris  6,326 857
GLOBALFOUNDRIES (1) 4,130 209
Lattice Semiconductor (1) 5,721 332
MACOM Technology Solutions Holdings (1) 2,343 261
Marvell Technology  36,016 2,517
MKS Instruments  2,808 367
Onto Innovation (1) 2,057 452
Universal Display  1,959 412
Wolfspeed (1)(3) 5,229 119
6,148
Software  10.3%
Appfolio, Class A (1) 923 226
AppLovin, Class A (1) 11,041 919
Aspen Technology (1) 1,129 224
Atlassian, Class A (1) 6,595 1,166
Bentley Systems, Class B  5,887 291
BILL Holdings (1) 4,302 226
CCC Intelligent Solutions Holdings (1) 17,522 195
Confluent, Class A (1) 10,210 301
Datadog, Class A (1) 12,561 1,629
DocuSign (1) 8,536 457
Dolby Laboratories, Class A  2,455 194
DoubleVerify Holdings (1) 6,088 119
Dropbox, Class A (1) 10,446 235
Dynatrace (1) 10,934 489
Elastic (1) 3,418 389
Five9 (1) 3,078 136
Gitlab, Class A (1) 5,011 249
Guidewire Software (1) 3,438 474
HashiCorp, Class A (1) 4,041 136
HubSpot (1) 2,053 1,211
Informatica, Class A (1) 2,735 84
Manhattan Associates (1) 2,573 635

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MicroStrategy, Class A (1) 658 906
nCino (1) 3,519 111
Nutanix, Class A (1) 10,203 580
Palantir Technologies, Class A (1) 84,551 2,142
Pegasystems  1,872 113
Procore Technologies (1) 4,449 295
RingCentral, Class A (1) 3,451 97
SentinelOne, Class A (1) 9,630 203
Smartsheet, Class A (1) 5,326 235
Teradata (1) 4,076 141
UiPath, Class A (1) 16,345 207
Unity Software (1) 12,496 203
Workday, Class A (1) 8,895 1,989
Zoom Video Communications, Class A (1) 10,472 620
Zscaler (1) 3,846 739
18,566
Technology Hardware, Storage & Peripherals  1.2%
Dell Technologies, Class C  10,410 1,436
Pure Storage, Class A (1) 12,184 782
2,218
Total Information Technology 35,373
MATERIALS  5.4%
Chemicals  1.3%
Ashland  2,098 198
Axalta Coating Systems (1) 9,253 316
Chemours  6,263 141
Element Solutions  9,402 255
Huntsman  6,864 156
NewMarket  282 146
Olin  5,017 237
RPM International  5,340 575
Scotts Miracle-Gro  1,784 116
Westlake  1,408 204
2,344
Construction Materials  1.4%
CRH  28,875 2,165
Eagle Materials  1,432 311
2,476
Containers & Packaging  1.1%
AptarGroup  2,773 390
Berry Global Group  4,866 286

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Crown Holdings  4,856 361
Graphic Packaging Holding  12,775 335
Sealed Air  6,111 213
Silgan Holdings  3,481 147
Sonoco Products  4,114 209
1,941
Metals & Mining  1.5%
Alcoa  7,498 298
ATI (1) 5,183 287
Cleveland-Cliffs (1) 19,664 303
MP Materials (1)(3) 5,627 72
Reliance  2,399 685
Royal Gold  2,759 345
Southern Copper  3,621 390
United States Steel  9,361 354
2,734
Paper & Forest Products  0.1%
Louisiana-Pacific  2,706 223
223
Total Materials 9,718
REAL ESTATE  4.9%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  9,104 501
501
Health Care Real Estate Investment Trusts  0.4%
Healthcare Realty Trust, REIT  15,972 263
Medical Properties Trust, REIT  24,937 108
Omega Healthcare Investors, REIT  10,365 355
726
Hotel & Resort Real Estate Investment Trusts  0.1%
Park Hotels & Resorts, REIT  8,724 131
131
Industrial Real Estate Investment Trusts  0.9%
Americold Realty Trust, REIT  11,938 305
EastGroup Properties, REIT  2,006 341
First Industrial Realty Trust, REIT  5,548 264
Rexford Industrial Realty, REIT  9,059 404
STAG Industrial, REIT  7,602 274
1,588

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.3%
Cousins Properties, REIT  6,363 147
Highwoods Properties, REIT  4,381 115
Kilroy Realty, REIT  4,909 153
Vornado Realty Trust, REIT  7,362 194
609
Real Estate Management & Development  0.5%
Howard Hughes Holdings (1) 1,300 84
Jones Lang LaSalle (1) 1,985 408
Zillow Group, Class A (1) 1,975 89
Zillow Group, Class C (1) 6,663 309
890
Residential Real Estate Investment Trusts  0.9%
American Homes 4 Rent, Class A, REIT  14,185 527
Equity LifeStyle Properties, REIT  7,742 504
Sun Communities, REIT  5,182 624
1,655
Retail Real Estate Investment Trusts  0.5%
Agree Realty, REIT  4,160 258
Brixmor Property Group, REIT  12,588 291
NNN REIT, REIT  7,614 324
873
Specialized Real Estate Investment Trusts  1.0%
CubeSmart, REIT  9,400 425
EPR Properties, REIT  3,138 132
Gaming & Leisure Properties, REIT  10,943 495
Lamar Advertising, Class A, REIT  3,658 437
National Storage Affiliates Trust, REIT  3,009 124
Rayonier, REIT  6,206 180
1,793
Total Real Estate 8,766
UTILITIES  0.9%
Electric Utilities  0.3%
Avangrid  2,979 106
IDACORP  2,124 198
OGE Energy  8,398 299
603
Gas Utilities  0.2%
National Fuel Gas  3,827 207

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
UGI  8,815 202
409
Independent Power & Renewable Electricity
Producers  0.2%
Brookfield Renewable, Class A (3) 5,676 161
Clearway Energy, Class A  1,455 33
Clearway Energy, Class C  3,443 85
279
Water Utilities  0.2%
Essential Utilities  10,579 395
395
Total Utilities 1,686
Total Common Stocks (Cost $165,283) 179,677
EQUITY MUTUAL FUNDS  0.3%
SPDR S&P MidCap 400 ETF Trust  907 485
Total Equity Mutual Funds (Cost $486) 485
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 71,101 71
Total Short-Term Investments (Cost $71) 71
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.38% (4)(5) 2,262,373 2,262
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 2,262
Total Securities Lending Collateral (Cost $2,262) 2,262
Total Investments in Securities
101.2% of Net Assets
(Cost $168,102) $ 182,495

T. ROWE PRICE Mid-Cap Index Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2024.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.38% $ — $ — $ 11++
Totals $ —# $ — $ 11+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
T. Rowe Price Government
Reserve Fund, 5.38% $ 4,984  ¤  ¤ $ 2,333
Total $ 2,333^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,333.

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $168,102) $ 182,495
Receivable for investment securities sold 15,242
Receivable for shares sold 139
Dividends receivable 125
Due from affiliates 3
Other assets 6
Total assets 198,010
Liabilities
Payable for investment securities purchased 15,274
Obligation to return securities lending collateral 2,262
Investment management fees payable 13
Payable for shares redeemed 3
Other liabilities 55
Total liabilities 17,607
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 180,403

T. ROWE PRICE Mid-Cap Index Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 9,865
Paid-in capital applicable to 9,733,675 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 170,538
NET ASSETS $ 180,403
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $224; Shares outstanding: 12,131) $ 18.47
I Class
(Net assets: $119,193; Shares outstanding: 6,433,284) $ 18.53
Z Class
(Net assets: $60,986; Shares outstanding: 3,288,260) $ 18.55

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $2) $ 862
Securities lending 27
Other 1
Total income 890
Expenses
Investment management 76
Shareholder servicing
I Class 24
Prospectus and shareholder reports
I Class
$
3
Z Class 1 4
Custody and accounting 136
Legal and audit 19
Miscellaneous 9
Waived / paid by Price Associates (184)
Total expenses 84
Net investment income 806
Realized and Unrealized Gain / Loss –
Net realized gain on securities 115
Change in net unrealized gain / loss on securities 6,468
Net realized and unrealized gain / loss 6,583
INCREASE IN NET ASSETS FROM OPERATIONS $ 7,389

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 806 $ 1,383
Net realized gain (loss) 115 (566)
Change in net unrealized gain / loss 6,468 31,433
Increase in net assets from operations 7,389 32,250
Distributions to shareholders
Net earnings
Investor Class – (2)
I Class – (964)
Z Class – (357)
Decrease in net assets from distributions – (1,323)
Capital share transactions
*
Shares sold
I Class 6,995 14,270
Z Class 24,544 23,014
Distributions reinvested
I Class – 964
Z Class – 357
Shares redeemed
I Class (7,964) (5,357)
Z Class (2,748) (3,814)
Increase in net assets from capital share
transactions 20,827 29,434

T. ROWE PRICE Mid-Cap Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 28,216 60,361
Beginning of period 152,187 91,826
End of period $ 180,403 $ 152,187
*Share information (000s)
Shares sold
I Class 381 939
Z Class 1,342 1,493
Distributions reinvested
I Class – 56
Z Class – 21
Shares redeemed
I Class (435) (345)
Z Class (151) (246)
Increase in shares outstanding 1,137 1,918

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of mid-
capitalization U.S. stocks. The fund is available for investment only by mutual funds, college savings plans, and other institutional client accounts managed by T. Rowe Price Associates, Inc., or its affiliates and is not available for direct purchase by members of the public. The fund has three classes of shares: the
Mid-Cap Index Fund (Investor Class), the Mid-Cap Index Fund–I Class (I Class)
and the Mid-Cap Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Index Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Mid-Cap Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 179,677 $ — $ — $ 179,677
Equity Mutual Funds 485 — — 485
Short-Term Investments 71 — — 71
Securities Lending Collateral 2,262 — — 2,262
Total $ 182,495 $ — $ — $ 182,495

T. ROWE PRICE Mid-Cap Index Fund

collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not.
At June 30, 2024, the value of loaned securities was $2,164,000; including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $2,262,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $55,598,000 and
$33,723,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $174,330,000. Net unrealized gain aggregated
$8,165,000 at period-end, of which $30,485,000 related to appreciated investments and $22,320,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a

T. ROWE PRICE Mid-Cap Index Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue

T. ROWE PRICE Mid-Cap Index Fund

through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $774,000 remain subject to repayment by the fund at June 30, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.27% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$(111) $(73)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Mid-Cap Index Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $58,000 for Price
Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2024, the fund was charged $24,000 for shareholder servicing costs related to the college savings plans, of which $10,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2024, approximately 95% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members

T. ROWE PRICE Mid-Cap Index Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 12,131 shares of the Investor Class, representing 100% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.

T. ROWE PRICE Mid-Cap Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the
Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
However, the fund is also subject to contractual expense limitations that require the
Adviser to waive its fees and/or bear any expenses that would otherwise cause the fund’s expenses to exceed a certain percentage based on the fund’s net assets.
The expense limitation mitigates the potential for an increase in total operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the
Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fourth quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Mid-Cap Index Fund

differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F32-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Index Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024